Pension and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits

Note 9 – Pension and Other Postretirement Benefits

Southwest has an Employees’ Investment Plan that provides for purchases of various mutual fund investments and Company common stock by eligible Southwest employees through deduction of a percentage of base compensation, subject to IRS limitations. Southwest matches up to one-half of amounts deferred. The maximum matching contribution is 3.5% of an employee’s annual compensation. NPL has a separate plan, the cost and liability of which are not significant. The cost of the Southwest plan is listed below (in thousands):

	2013	2012	2011
Employee Investment Plan cost	$4,850	$4,707	$4,626

Southwest has a deferred compensation plan for all officers and a separate deferred compensation plan for members of the Board of Directors. The plans provide the opportunity to defer up to 100% of annual cash compensation. Southwest matches one-half of amounts deferred by officers, up to a maximum matching contribution of 3.5% of an officer’s annual base salary. Upon retirement, payments of compensation deferred, plus interest, are made in equal monthly installments over 10, 15, or 20 years, as elected by the participant. Directors have an additional option to receive such payments over a five-year period. Deferred compensation earns interest at a rate determined each January. The interest rate equals 150% of Moody’s Seasoned Corporate Bond Rate Index.

Southwest has a noncontributory qualified retirement plan with defined benefits covering substantially all employees and a separate unfunded supplemental retirement plan (“SERP”) which is limited to officers. Southwest also provides postretirement benefits other than pensions (“PBOP”) to its qualified retirees for health care, dental, and life insurance benefits.

The Company recognizes the overfunded or underfunded positions of defined benefit postretirement plans, including pension plans, in its balance sheets. Any actuarial gains and losses, prior service costs and transition assets or obligations are recognized in accumulated other comprehensive income under stockholders’ equity, net of tax, until they are amortized as a component of net periodic benefit cost.

In accordance with regulatory deferral accounting treatment under U.S. GAAP for rate-regulated entities, the Company has established a regulatory asset for the portion of the total amounts otherwise chargeable to accumulated other comprehensive income that are expected to be recovered through rates in future periods. Changes in actuarial gains and losses and prior service costs pertaining to the regulatory asset will be recognized as an adjustment to the regulatory asset account as these amounts are amortized and recognized as components of net periodic pension costs each year.

Investment objectives and strategies for the qualified retirement plan are developed and approved by the Pension Plan Investment Committee of the Board of Directors of the Company. They are designed to enhance capital, maintain minimum liquidity required for retirement plan operations and effectively manage pension assets.

A target portfolio of investments in the qualified retirement plan is developed by the Pension Plan Investment Committee and is reevaluated periodically. Asset return assumptions are determined by evaluating performance expectations of the target portfolio. Projected benefit obligations are estimated using actuarial assumptions and Company benefit policy. A target mix of assets is then determined based on acceptable risk versus estimated returns in order to fund the benefit obligation. At December 31, 2013, the percentage ranges of the target portfolio are:

Type of Investment	Percentage Range
Equity securities	59 to 71
Debt securities	31 to 37
Other	up to 5

The Company’s pension costs for these plans are affected by the amount and timing of cash contributions to the plans, the return on plan assets, discount rates, and by employee demographics, including age, compensation, and length of service. Changes made to the provisions of the plans may also impact current and future pension costs. Actuarial formulas are used in the determination of pension costs and are affected by actual plan experience and assumptions about future experience. Key actuarial assumptions include the expected return on plan assets, the discount rate used in determining the projected benefit obligation and pension costs, and the assumed rate of increase in employee compensation. Relatively small changes in these assumptions, particularly the discount rate, may significantly affect pension costs and plan obligations for the qualified retirement plan.

U.S. GAAP states that the assumed discount rate should reflect the rate at which the pension benefits could be effectively settled. In making this estimate, in addition to rates implicit in current prices of annuity contracts that could be used to settle the liabilities, employers may look to rates of return on high-quality fixed-income investments available on December 31 of each year and expected to be available during the period to maturity of the pension benefits. In determining the discount rate, the Company matches the plan’s projected cash flows to a spot-rate yield curve based on highly rated corporate bonds. Changes to the discount rate from year-to-year, if any, are generally made in increments of 25 basis points.

Due to a higher interest rate environment for high-quality fixed income investments, the Company raised the discount rate at December 31, 2013 from 2012. The methodology utilized to determine the discount rate was consistent with prior years. The weighted-average rate of compensation increase was also raised (consistent with management’s expectations overall). The asset return assumption (which impacts the following year’s expense) was reduced. The rates are presented in the table below:

	December 31, 2013	December 31, 2012
Discount rate	5.00%	4.25%
Weighted-average rate of compensation increase	3.25%	2.75%
Asset return assumption	7.75%	8.00%

The significant increase in the discount rate will decrease the expense level for 2014. Pension expense for 2014 is estimated to decrease by $9 million. Future years expense level movements (up or down) will continue to be greatly influenced by long-term interest rates, asset returns, and funding levels.

The following table sets forth the retirement plan, SERP, and PBOP funded statuses and amounts recognized on the Consolidated Balance Sheets and Statements of Income.

	2013			2012
	Qualified Retirement Plan	SERP	PBOP	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Change in benefit obligations
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$902,812	$37,373	$59,704	$780,571	$33,827	$52,182
Service cost	23,056	373	1,220	20,319	274	977
Interest cost	37,607	1,535	2,482	38,266	1,629	2,547
Plan amendments	—	—	—	—	—	2,423
Actuarial loss (gain)	(44,768)	(661)	(4,073)	92,409	4,111	2,775
Benefits paid	(31,993)	(2,477)	(1,313)	(28,753)	(2,468)	(1,200)

Benefit obligation at end of year (PBO/PBO/APBO)	886,714	36,143	58,020	902,812	37,373	59,704

Change in plan assets
Market value of plan assets at beginning of year	609,750	—	35,250	521,829	—	29,944
Actual return on plan assets	96,187	—	7,319	68,174	—	4,454
Employer contributions	46,000	2,477	169	48,500	2,468	1,256
Benefits paid	(31,993)	(2,477)	(424)	(28,753)	(2,468)	(404)

Market value of plan assets at end of year	719,944	—	42,314	609,750	—	35,250

Funded status at year end	$(166,770)	$(36,143)	$(15,706)	$(293,062)	$(37,373)	$(24,454)

Weighted-average assumptions (benefit obligation)
Discount rate	5.00%	5.00%	5.00%	4.25%	4.25%	4.25%
Weighted-average rate of compensation increase	3.25%	3.25%	3.25%	2.75%	2.75%	2.75%

Estimated funding for the plans above during calendar year 2014 is approximately $39 million of which $36 million pertains to the retirement plan. Management monitors plan assets and liabilities and could, at its discretion, increase plan funding levels above the minimum in order to achieve a desired funded status and avoid or minimize potential benefit restrictions.

The accumulated benefit obligation for the retirement plan and the SERP is presented below (in thousands):

	December 31, 2013	December 31, 2012
Retirement plan	$794,919	$811,184
SERP	33,894	35,362

Benefits expected to be paid for the pension, PBOP, and the SERP over the next 10 years are as follows (in millions):

	2014	2015	2016	2017	2018	2019-2023
Pension	$35.8	$37.4	$39.7	$41.7	$44.0	$257.3
PBOP	2.9	3.1	3.3	3.5	3.6	18.3
SERP	2.5	2.5	2.5	2.6	2.6	13.0

No assurance can be made that actual funding and benefits paid will match these estimates.

For PBOP measurement purposes, the per capita cost of the covered health care benefits medical rate trend assumption is 6.5% declining to 5%. The Company makes fixed contributions for health care benefits of employees who retire after 1988, but pays all covered health care costs for employees who retired prior to 1989. The medical trend rate assumption noted above applies to the benefit obligations of pre-1989 retirees only.

Components of net periodic benefit cost

	Qualified Retirement Plan			SERP			PBOP
	2013	2012	2011	2013	2012	2011	2013	2012	2011
(Thousands of dollars)
Service cost	$23,056	$20,319	$17,725	$373	$274	$217	$1,220	$977	$858
Interest cost	37,607	38,266	37,276	1,535	1,629	1,766	2,482	2,547	2,631
Expected return on plan assets	(49,840)	(45,780)	(40,114)	—	—	—	(2,824)	(2,404)	(2,379)
Amortization of prior service cost	—	—	—	—	—	—	355	—	—
Amortization of transition obligation	—	—	—	—	—	—	—	867	867
Amortization of net actuarial loss	32,261	23,883	14,348	971	683	631	945	1,031	590

Net periodic benefit cost	$43,084	$36,688	$29,235	$2,879	$2,586	$2,614	$2,178	$3,018	$2,567

Weighted-average assumptions (net benefit cost)
Discount rate	4.25%	5.00%	5.75%	4.25%	5.00%	5.75%	4.25%	5.00%	5.75%
Expected return on plan assets	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Weighted-average rate of compensation increase	2.75%	3.00%	3.25%	2.75%	3.00%	3.25%	2.75%	3.00%	3.25%

Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income

	2013				2012				2011
	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Net actuarial loss (gain) (a)	$(100,345)	$(91,115)	$(662)	$(8,568)	$74,853	$70,016	$4,111	$726	$135,492	$127,651	$2,427	$5,414
Amortization of prior service cost (b)	(355)	—	—	(355)	—	—	—	—	—	—	—	—
Amortization of transition obligation (b)	—	—	—	—	(867)	—	—	(867)	(867)	—	—	(867)
Amortization of net actuarial loss (b)	(34,177)	(32,261)	(971)	(945)	(25,597)	(23,883)	(683)	(1,031)	(15,569)	(14,348)	(631)	(590)
Prior service cost	—	—	—	—	2,423	—	—	2,423	—	—	—	—
Regulatory adjustment	123,630	113,762	—	9,868	(42,771)	(41,520)	—	(1,251)	(105,931)	(101,974)	—	(3,957)

Recognized in other comprehensive
(income) loss	(11,247)	(9,614)	(1,633)	—	8,041	4,613	3,428	—	13,125	11,329	1,796	—
Net periodic benefit costs recognized in net income	48,141	43,084	2,879	2,178	42,292	36,688	2,586	3,018	34,416	29,235	2,614	2,567

Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$36,894	$33,470	$1,246	$2,178	$50,333	$41,301	$6,014	$3,018	$47,541	$40,564	$4,410	$2,567

The table above discloses the net gain or loss, prior service cost, and transition amount recognized in other comprehensive income, separated into (a) amounts initially recognized in other comprehensive income, and (b) amounts subsequently recognized as adjustments to other comprehensive income as those amounts are amortized as components of net periodic benefit cost.

See also Note 5 – Other Comprehensive Income and Accumulated Other Comprehensive Income (“AOCI”).

U.S. GAAP states that a fair value measurement should be based on the assumptions that market participants would use in pricing the asset or liability and establishes a fair value hierarchy that ranks the inputs used to measure fair value by their reliability. The three levels of the fair value hierarchy are as follows:

Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities that a company has the ability to access at the measurement date.

Level 2 – inputs other than quoted prices included within Level 1 that are observable for similar assets or liabilities, either directly or indirectly.

Level 3 – unobservable inputs for the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The following table sets forth, by level within the three-level fair value hierarchy, the fair values of the assets of the qualified pension plan and the PBOP as of December 31, 2013 and December 31, 2012. The SERP has no assets. There were no transfers between Levels 1 and 2 during 2013.

	December 31, 2013			December 31, 2012
	Qualified Retirement Plan	PBOP	Total	Qualified Retirement Plan	PBOP	Total
Assets at fair value (thousands of dollars):

Level 1 – Quoted prices in active markets for identical financial assets
Common stock
Agriculture	$8,224	$244	$8,468	$8,878	$269	$9,147
Capital equipment	3,891	115	4,006	3,510	106	3,616
Chemicals/materials	8,228	244	8,472	6,741	204	6,945
Consumer goods	54,329	1,611	55,940	49,247	1,492	50,739
Energy and mining	36,126	1,071	37,197	39,454	1,195	40,649
Finance/insurance	37,643	1,116	38,759	28,861	874	29,735
Healthcare	40,426	1,199	41,625	29,615	897	30,512
Information technology	24,636	731	25,367	30,534	925	31,459
Services	31,212	926	32,138	25,316	767	26,083
Telecommunications/utilities	24,270	720	24,990	24,355	738	25,093
Other	16,455	488	16,943	11,420	346	11,766
Real estate investment trusts	5,779	171	5,950	6,572	199	6,771
Mutual funds	76,764	22,495	99,259	67,749	17,802	85,551
Government fixed income securities	34,495	1,023	35,518	18,663	565	19,228

Total Level 1 Assets (1)	$402,478	$32,154	$434,632	$350,915	$26,379	$377,294

Level 2 – Significant other observable inputs
Commercial paper	$1,411	$42	$1,453	$635	$19	$654
Government fixed income and mortgage backed securities	51,434	1,525	52,959	42,997	1,302	44,299
Corporate fixed income securities
Asset-backed and mortgage-backed	12,998	385	13,383	16,637	504	17,141
Banking	19,004	564	19,568	17,966	544	18,510
Insurance	6,481	192	6,673	4,737	144	4,881
Utilities	5,278	156	5,434	4,107	124	4,231
Other	25,212	748	25,960	24,188	732	24,920
Pooled funds and mutual funds	8,111	1,150	9,261	20,636	1,789	22,425
State and local obligations	1,370	41	1,411	1,273	39	1,312

Total Level 2 assets (2)	$131,299	$4,803	$136,102	$133,176	$5,197	$138,373

Level 3 – Significant unobservable inputs
Commingled equity funds	$189,452	$5,618	$195,070	$123,719	$3,748	$127,467

Total Level 3 assets (3)	$189,452	$5,618	$195,070	$123,719	$3,748	$127,467

Total Plan assets at fair value	$723,229	$42,575	$765,804	$607,810	$35,324	$643,134
Insurance company general account contracts (4)	4,296	—	4,296	4,626	—	4,626

Total Plan assets (5)	$727,525	$42,575	$770,100	$612,436	$35,324	$647,760

(1)

Common stock, Real Estate Investment Trusts, Mutual funds, and U.S. Government securities listed or regularly traded on a national securities exchange are valued at quoted market prices as of the last business day of the calendar year.

The Mutual funds category above is an intermediate-term bond fund whose manager employs multiple concurrent strategies and takes only moderate risk in each, thereby reducing the risk of poor performance arising from any single source, and a balanced fund that invests in a diversified portfolio of common stocks, preferred stocks and fixed-income securities. Strategies utilized by the bond fund include duration management, yield curve or maturity structuring, sector rotation, and all bottom-up techniques including in-house credit and quantitative research. Strategies employed by the balanced fund include pursuit of regular income, conservation of principal, and an opportunity for long-term growth of principal and income.

(2)

The fair value of investments in debt securities with remaining maturities of one year or more is determined by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type.

The pooled funds and mutual funds are two collective short-term funds that invest in Treasury bills and money market funds. These funds are used as a temporary cash repository for the pension plan’s various investment managers.

(3)	Assets not considered Level 1 or Level 2 are valued using assumptions based on the best information available under the circumstances, such as investment manager pricing.

The commingled equity funds include private equity funds that invest in international securities (predominately Level 1 assets) regularly traded on securities exchanges. These funds are shown in the above table at net asset value. Investment strategies employed by the funds include:

•	Investing in various industries with growth and reasonable valuations, avoiding highly cyclical industries
•	Diversification by country, limiting exposure in any one country
•	Emerging markets

The terms and conditions under which shares in the commingled equity funds may be redeemed vary among the funds; the notice required ranges from one day to 30 days prior to the valuation date (month end). One of the commingled equity funds requires the payment of a minimal impact fee to be applied to redemptions and subscriptions of $5 million or greater; the relative fee diminishes the greater the transaction. Other such funds may impose fees to recover direct costs incurred by the fund at redemption, but are indeterminable prior to redemption.

(4)

The insurance company general account contracts are annuity insurance contracts used to pay the pensions of employees who retired prior to 1989. The balance of the account disclosed in the above table is the contract value, which is the result of deposits, withdrawals, and interest credits.

(5)

The assets in the above table exceed the market value of plan assets shown in the funded status table by $7,842,000 (qualified retirement plan – $7,581,000, PBOP – $261,000) and $2,760,000 (qualified retirement plan – $2,685,000, PBOP – $75,000) for 2013 and 2012, respectively, which includes a payable for securities purchased, partially offset by receivables for interest, dividends, and securities sold.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Commingled Equity Funds
(Thousands of dollars):
Balance, December 31, 2011	$100,273
Actual return on plan assets:
Relating to assets still held at the reporting date	21,552
Relating to assets sold during the period	342
Purchases	6,800
Sales	(1,500)
Settlements	—
Transfers in and/or out of Level 3	—

Balance, December 31, 2012	127,467
Actual return on plan assets:
Relating to assets still held at the reporting date	21,903
Relating to assets sold during the period	—
Purchases	45,700
Sales	—
Settlements	—
Transfers in and/or out of Level 3	—

Balance, December 31, 2013	$195,070